Derivative Financial Instruments (Tables)	3 Months Ended
Dec. 28, 2013
Derivative [Line Items]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value
The following table sets forth the fair value of all derivative instruments outstanding in the Consolidated Condensed Balance Sheets (in millions):

	Fair Value
	December 28, 2013	September 28, 2013
Derivative Assets:
Derivatives designated as hedging instruments:
Commodity contracts	$8	$4
Foreign exchange contracts	—	1
Total derivative assets – designated	8	5

Derivatives not designated as hedging instruments:
Commodity contracts	18	25
Foreign exchange contracts	1	2
Total derivative assets – not designated	19	27

Total derivative assets	$27	$32
Derivative Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	$29	$29
Foreign exchange contracts	—	—
Total derivative liabilities – designated	29	29
Derivatives not designated as hedging instruments:
Commodity contracts	26	72
Foreign exchange contracts	2	1
Total derivative liabilities – not designated	28	73

Total derivative liabilities	$57	$102

Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Schedule Of Notional Amount Of Derivatives
We had the following aggregated notional values of outstanding forward and option contracts accounted for as cash flow hedges (in millions, except soy meal tons):

	Metric	December 28, 2013	September 28, 2013
Commodity:
Corn	Bushels	8	5
Soy meal	Tons	126,700	96,800
Foreign Currency	United States dollar	$29	$60

Derivative Instruments, Gain (Loss) [Table Text Block]
The following table sets forth the pretax impact of cash flow hedge derivative instruments on the Consolidated Condensed Statements of Income (in millions):

	Gain/(Loss) Recognized in OCI On Derivatives		Consolidated Condensed Statements of Income Classification	Gain/(Loss) Reclassified from OCI to Earnings
	Three Months Ended			Three Months Ended
	December 28, 2013	December 29, 2012		December 28, 2013	December 29, 2012
Cash Flow Hedge – Derivatives designated as hedging instruments:
Commodity contracts	$(2)	$(13)	Cost of Sales	$—	$4
Foreign exchange contracts	(1)	—	Other Income/Expense	—	(2)
Total	$(3)	$(13)		$—	$2

Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Schedule Of Notional Amount Of Derivatives
We had the following aggregated notional values of outstanding forward contracts entered into to hedge firm commitments which are accounted for as a fair value hedge (in millions):

	Metric	December 28, 2013	September 28, 2013
Commodity:
Live Cattle	Pounds	233	209
Lean Hogs	Pounds	368	384

Derivative Instruments, Gain (Loss) [Table Text Block]

			in millions
	Consolidated Condensed Statements of Income Classification	Three Months Ended
		December 28, 2013	December 29, 2012
Gain/(Loss) on forwards	Cost of Sales	$(6)	$4
Gain/(Loss) on purchase contract	Cost of Sales	6	(4)

Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule Of Notional Amount Of Derivatives
We had the following aggregate outstanding notional values related to our undesignated positions (in millions, except soy meal tons):

	Metric	December 28, 2013	September 28, 2013
Commodity:
Corn	Bushels	28	69
Soy Meal	Tons	219,800	204,600
Soy Oil	Pounds	—	11
Live Cattle	Pounds	28	60
Lean Hogs	Pounds	75	159
Foreign Currency	United States dollars	$203	$95

Derivative Instruments, Gain (Loss) [Table Text Block]
The following table sets forth the pretax impact of the undesignated derivative instruments on the Consolidated Condensed Statements of Income (in millions):

	Consolidated Condensed Statements of Income Classification	Gain/(Loss) Recognized in Earnings
		Three Months Ended
		December 28, 2013	December 29, 2012
Derivatives not designated as hedging instruments:
Commodity contracts	Sales	$2	$11
Commodity contracts	Cost of Sales	(2)	(7)
Foreign exchange contracts	Other Income/Expense	(1)	1
Total		$(1)	$5